Loans and Leases (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Aug. 29, 2017	Aug. 21, 2017	Dec. 31, 2016	May 07, 2016	Dec. 13, 2005
Long-Term Debt
Less: original purchase discount, net of amortization	$ (194,272,000)	$ (228,555)
Total debt	4,425,925,000	4,215,209
Less: current portion of debt, net of original discount current portion	(1,459,905,000)	(866,479)
Total long-term debt	2,966,020	3,348,730			$ 141,419		$ 514,298
KBC Accounts Receivable Factoring [Member]
Long-Term Debt
Total debt		49,018
12.00% Senior Convertible Secured Note [Member]
Long-Term Debt
Total debt	1,120,000,000	1,120,000
Total long-term debt				$ (57,136)
1.27% Secured Bank Loan [Member]
Long-Term Debt
Total debt	1,871,533,000	1,943,518
Total long-term debt			$ 257,389
1.27% Secured Bank Loan [Member]
Long-Term Debt
Total debt	291,670,000	314,393
Total long-term debt			$ 1,589,602
0.72% Secured Bank Loan [Member]
Long-Term Debt
Total debt	38,814,000	43,223
Total long-term debt						$ 21,587
Loan Subsidy [Member]
Long-Term Debt
Total debt	179,600,000	179,600
Total long-term debt	173,613
Capitalized Building lease [Member]
Long-Term Debt
Total debt	701,303,000	749,337
Capitalized Equipment lease [Member]
Long-Term Debt
Total debt	23,181,000	21,502
Revolving Credit [Member]
Long-Term Debt
Total debt	24,536,000	$ 23,173
Floating Rate Secured Line of Credit [Member]
Long-Term Debt
Total debt	$ 369,561,000